Schedule of Concentration Risk of Lease Rental Income and Lease Billings (Detail) - Total Fleet Lease Rental Income - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Mediterranean Shipping Company S.A.
Capital Leased Assets [Line Items]
Percentage of lease rental income	15.10%	13.60%	11.90%
CMA-CGM S.A.
Capital Leased Assets [Line Items]
Percentage of lease rental income	14.40%	15.40%	12.20%